UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2004
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Li Kao
Title:	Portfolio Associate
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Li Kao		Beverly Hills, CA	August 3, 2004

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	83
Form 13F Information Table Value Total:	125,457

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                  400   129032 SH       SOLE                   129032
AON Corporation                COM              037389103      503    17658 SH       SOLE                     9408     8250
Advanced Micro Devices, Inc. U COM              007903107      270    17000 SH       SOLE                    17000
Alleghany Corp                 COM              017175100      474     1653 SH       SOLE                      262     1391
Altria Group Inc               COM              718154107     4925    98400 SH       SOLE                    90750     7650
American Intl Group            COM              026874107     2116    29685 SH       SOLE                    28412     1273
Apple Computers Inc            COM              037833100      325    10000 SH       SOLE                    10000
Archer-Daniels -Midland Corp   COM              039483102      171    10172 SH       SOLE                    10172
BP PLC Spons ADR               COM              055622104     1202    22442 SH       SOLE                    21942      500
Bank One Corp                  COM              06423A103     1043    20457 SH       SOLE                             20457
Bank of America (New)          COM              06605F102     3181    37590 SH       SOLE                    36528     1062
Barnes & Noble Inc             COM              067774109     1087    32000 SH       SOLE                    28000     4000
BellSouth Corp                 COM              079860102      638    24328 SH       SOLE                    24328
Berkshire Hathaway Cl B        COM              084670207      786      266 SH       SOLE                      266
Boeing Co                      COM              097023105      368     7200 SH       SOLE                     7200
Boston Properties Inc.         COM              101121101      300     6000 SH       SOLE                              6000
Bristol Myers                  COM              110122108     2259    92184 SH       SOLE                    91500      684
Cendant Corp.                  COM              151313103     1058    43200 SH       SOLE                    43200
Cheung Kong Holding            COM              166744201      222    30000 SH       SOLE                    29652      348
ChevronTexaco                  COM                            5058    53743 SH       SOLE                    53325      418
CitiGroup Inc.                 COM              13218P105     4135    88915 SH       SOLE                    70115    18800
City National Corp             COM              178566105      278     4231 SH       SOLE                     4231
Coca Cola Enterprises          COM              191219104     2609    90000 SH       SOLE                             90000
Coca-Cola Co                   COM              191216100     1867    36976 SH       SOLE                    31476     5500
Convera Corporation            COM              211919105       58    25000 SH       SOLE                             25000
Corporate Office Property Trus COM                             226     9100 SH       SOLE                     9100
Exxon Mobil Corporation        COM              302290101     5813   130902 SH       SOLE                   122748     8154
Fannie Mae                     COM              313586109     1589    22270 SH       SOLE                    21970      300
Federated Department Stores In COM              31410H101     1089    22182 SH       SOLE                    22182
Fidelity National Financial, I COM              316326107      373     9982 SH       SOLE                              9982
Ford Motor Cp DE NEW           COM              345370100     1098    70190 SH       SOLE                    69990      200
Freddie Mac - Voting Common    COM              313400301    11327   178934 SH       SOLE                   155118    23816
Freeport McMoran Copper & Gold COM              35671D857      608    18340 SH       SOLE                    18340
General Electric               COM              369604103     6831   210835 SH       SOLE                   208783     2052
General Motors Corporation     COM              370442105      575    12340 SH       SOLE                    12054      286
Gillette Company               COM              375766102     1115    26300 SH       SOLE                    26300
He-Ro Group                    COM              42979J107        0    20000 SH       SOLE                             20000
Hugoton Royalty Trust Texas    COM              444717102      297    13000 SH       SOLE                     8000     5000
InterActiveCorp (formerly USA  COM              902984103     1212    40200 SH       SOLE                    40200
International Business Machine COM              459200101     7123    80808 SH       SOLE                    63004    17804
J.P. Morgan Chase & Co.        COM                            1718    44301 SH       SOLE                    43966      335
Johnson & Johnson              COM              478160104     2097    37644 SH       SOLE                    36614     1030
KeyCorp (New)                  COM              493267108      598    20000 SH       SOLE                    20000
Kimberly-Clark                 COM              494368103     2731    41460 SH       SOLE                    41260      200
Kinder Morgan Energy Partners  COM                            1796    44150 SH       SOLE                    44100       50
Liberty Media Group            COM                             755    83943 SH       SOLE                    83943
Loews Corp                     COM              540424108     6745   112500 SH       SOLE                    77784    34716
Maguire Properties Inc REIT    COM                             785    31700 SH       SOLE                    31700
Marsh & McLennan Co. Inc.      COM              571748102      746    16430 SH       SOLE                    16030      400
May Department Stores Comp     COM              577778103     4346   158076 SH       SOLE                   140803    17273
Meadowbrook Golf Inc           COM              583195102       29   587050 SH       SOLE                   562050    25000
Medco Health Solutions Inc     COM              58405U102      578    15414 SH       SOLE                    15366       48
Merck & Co.                    COM              589331107     6126   128970 SH       SOLE                   128570      400
Microsoft Corp                 COM              594918104      835    29240 SH       SOLE                    29240
Oceanic Exploration            COM                              19    65000 SH       SOLE                             65000
Pall Corp                      COM              696429307      284    10851 SH       SOLE                     9182     1669
PepsiCo                        COM              713448108     1622    30100 SH       SOLE                    28500     1600
Pfizer, Inc.                   COM              717081103     2587    75458 SH       SOLE                    74208     1250
Public Storage                 COM              74460D109      643    13971 SH       SOLE                     1488    12483
Rayonier Inc                   COM                             222     5000 SH       SOLE                     5000
Real Estate Income Fund Inc    COM                             320    20000 SH       SOLE                    20000
Royal Dutch Petro-NY Shares    COM              780257804     2689    52050 SH       SOLE                    32822    19228
SBC Communications Inc         COM              78387G103      701    28891 SH       SOLE                    28345      546
SLM Corp (formerly USA Educati COM              78442A109      243     6000 SH       SOLE                              6000
Singapore Airlines             COM              870794302      648   101200 SH       SOLE                   101200
Sovereign Bancorp Inc          COM              845905108      331    15000 SH       SOLE                     5000    10000
Swire Pacific Ltd Spons ADR Rp COM              870794302      261    40000 SH       SOLE                    40000
Tanger Factory Outlet REIT     COM                             250     6400 SH       SOLE                     6400
Tenet Healthcare Corp          COM              88033G100      138    10300 SH       SOLE                    10300
The Directv Group Inc(Prev Hug COM              444418107      433    25305 SH       SOLE                    25264       41
U.S. Bancorp (Formerly First B COM              902973106      512    18583 SH       SOLE                    18204      379
Verizon                        COM              92343V104      512    14152 SH       SOLE                    14152
Viacom Inc Cl B                COM              925524308     1139    31900 SH       SOLE                    31900
WalMart Stores                 COM              931142103      389     7375 SH       SOLE                     6975      400
Washington Mutual              COM              939322103      374     9675 SH       SOLE                     9650       25
Zimmer Holdings Inc            COM                             685     7766 SH       SOLE                     7718       48
Corts Tr for Ford Mtr 8% Call                                  255    10000 SH       SOLE                             10000
GE Cap 6.625% Pref. Callable 0                                 502    20000 SH       SOLE                    20000
Maguire Prop Inc 7.625% Callbl                  559775200      256    10600 SH       SOLE                    10600
News Corp Ltd ADR Voting Shs P                  652487802     1809    55011 SH       SOLE                    54282      729
Alltel Corp 7.75% Convert unti                  020039822     1934    38550 SH       SOLE                    37650      900
Ford Motor Tr II 6.5% Call 01/                  345395206     1205    22000 SH       SOLE                    19800     2200
Deutsche Lufthansa Rights Exp                                    0    15000 SH       SOLE                    15000